N-4	Feb. 24, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Protective Variable Annuity Separate Account
Entity Central Index Key	0000914245
Entity Investment Company Type	N-4
Document Period End Date	Feb. 24, 2023
Amendment Flag	false
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (1)	1.18%	1.18%
Investment Options (Fund fees and expenses) (2)	0.35%	1.44%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% (3)	1.50% (4)
(1) We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge,  the administration charge, and the Premium Based Charge for the last fiscal year by the total average net assets attributable to the Contracts for that year. The Premium Based Charge is assessed during the first seven years after each Purchase Payment is made and is based upon the cumulative amount of Purchase Payments. (See "CHARGES AND DEDUCTIONS.")
(2) As a percentage of Fund assets.
(3) As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.
(4) As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay  Income Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.
Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges that substantially increase costs.
Lowest Annual Cost: $1,207	Highest Annual Cost: $4,706
Assumes:	Assumes:
●
Investment of $100,000
●
5% annual appreciation
●
Least expensive combination of Fund fees and expenses
●
No optional benefits
●
No additional Purchase Payments, transfers or withdrawals
●
No sales charges

●
Investment of $100,000
●
5% annual appreciation
●
Most expensive combination of optional benefits and Fund fees and expenses
●
No additional Purchase Payments, transfers or withdrawals
●
No sales charges

For additional information about annual charges, see "FEE TABLE" and "CHARGES AND DEDUCTIONS" in the Prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.18%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.18%	[1]
Base Contract (N-4) Footnotes [Text Block]
(1) We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge,  the administration charge, and the Premium Based Charge for the last fiscal year by the total average net assets attributable to the Contracts for that year. The Premium Based Charge is assessed during the first seven years after each Purchase Payment is made and is based upon the cumulative amount of Purchase Payments. (See "CHARGES AND DEDUCTIONS.")

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.35%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.44%	[2]
Investment Options Footnotes [Text Block]	(2) As a percentage of Fund assets.
Optional Benefits Minimum [Percent]	0.20%	[3]
Optional Benefits Maximum [Percent]	1.50%	[4]
Optional Benefits Footnotes [Text Block]
(3) As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.
(4) As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay  Income Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.

Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,207	Highest Annual Cost: $4,706
Assumes:	Assumes:
●
Investment of $100,000
●
5% annual appreciation
●
Least expensive combination of Fund fees and expenses
●
No optional benefits
●
No additional Purchase Payments, transfers or withdrawals
●
No sales charges

●
Investment of $100,000
●
5% annual appreciation
●
Most expensive combination of optional benefits and Fund fees and expenses
●
No additional Purchase Payments, transfers or withdrawals
●
No sales charges

For additional information about annual charges, see "FEE TABLE" and "CHARGES AND DEDUCTIONS" in the Prospectus.

Lowest Annual Cost [Dollars]	$ 1,207
Highest Annual Cost [Dollars]	$ 4,706
Item 4. Fee Table [Text Block]
OPTIONAL DEATH BENEFIT FEES
The current fee for each of the three optional death benefits available under your Contract are as follows:
Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.20%
Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.35%
Maximum Quarterly Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.40%
SECUREPAY FEE
The current SecurePay Fee applicable to your Contract is as follows:

Purchase of SecurePay Income rider at Contract Purchase	1.50%
Purchase of SecurePay Income rider under RightTime	1.50%

Maximum Anniversary Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
Maximum Quarterly Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Purchase of SecurePay Income Rider at Contract Purchase [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Purchase of SecurePay Income Rider under RightTime [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Return of Purchase Payments Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%

[1]	We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge, the administration charge, and the Premium Based Charge for the last fiscal year by the total average net assets attributable to the Contracts for that year. The Premium Based Charge is assessed during the first seven years after each Purchase Payment is made and is based upon the cumulative amount of Purchase Payments. (See "CHARGES AND DEDUCTIONS.")
[2]	As a percentage of Fund assets.
[3]	As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.
[4]	As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Income Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.